Shareholder's Equity (Details 4 - Textuals 2) R$ / shares in Units, R$ in Thousands				12 Months Ended
		Apr. 12, 2021 BRL (R$) shares	Sep. 03, 2018 yr shares	Dec. 31, 2021 BRL (R$) R$ / shares shares	Dec. 31, 2020 BRL (R$)	Jun. 22, 2021 shares
Share Capital
Maximum percentage of shares authorized for issuance				300.00%
Premium recognized | shares	[1]			38,564
Acquisition of shares upon repurchase program				R$ 23,880
Class A common shares
Share Capital
Number of shares approved for issuance | shares						382,266
Premium recognized | shares	[1]			38,564
Share-based compensation reserve for granted [member]
Share Capital
Number of share based compensation plans				2
Number of bonus plans				1
Acquisition of shares upon repurchase program
Treasury shares
Share Capital
Acquisition of shares upon repurchase program				R$ 23,880
Number of shres acquired upon repurchase program | shares				1,000,000
Treasury shares | Class A common shares
Share Capital
Number of shres authorized for repurchase program | shares				1,000,000
Acquisition of shares upon repurchase program				R$ 23,880
Number of shres acquired upon repurchase program | shares				1,000,000
Cogna Group | Share-based compensation reserve for granted [member] | Restricted share-based compensation plan
Share Capital
Number of shares approved for issuance | shares			19,416,233
Maximum percentage of shares authorized for issuance			12.00%
Maximum period from end of vesting period for obligation to transfer shares under share-based plan			10 days
Period of continued employment under service conditions | yr			3
Number of outstanding restricted shares				155,919	155,919
Grant date fair value | R$ / shares				R$ 1,058
Effect of events on compensation in the Consolidated Statement of Profit or Loss				R$ 2,234	R$ 3,655
Others | Share-based compensation reserve for granted [member] | Long Term Investment Plan (“ILP”) | Class A common shares
Share Capital
Maximum percentage of shares authorized for issuance				300.00%
Effect of events on compensation in the Consolidated Statement of Profit or Loss				R$ 21,372	12,868
Number of tranches granted under share-based plan				2
Maximum number of tranches authorized for issuance of shares				5
Vesting period under the plan				5 years
Expected volatility				30.00%
Effect of events on compensation in the Shareholder’s Equity				R$ 21,250	9,342
Labor charges in liabilities				R$ 122	R$ 3,626
Others | Share-based compensation reserve for granted [member] | Performance based restricted share units bonus paln
Share Capital
Premium recognized | shares		38,564
Increase (decrease) through exercise of performance based restricted share units		R$ 1,941
Labor charges from performance based restricted share units exercised		R$ 1,539

[1]	The Company remunerated part of its executives based on restricted share units. The amount provisioned and paid in 2021 was R$ 1,861 (net of withholding taxes), see Share Based Compensation Reserves (granted) and subsequently vested to Share based compensation reserves (vested). Labor charges in 2021 amounted to R$ 1,538.